Note 9 - Concentrations of Business Risk	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
9.      Concentrations of business risk

Credit risk

Credit risk is defined by the Company as an unexpected loss in cash and earnings if a collaborative partner is unable to pay its obligations in due time.  The Company’s main source of credit risk is related to its accounts receivable balance which principally represents temporary financing provided to collaborative partners in the normal course of operations.

The Company does not currently maintain a provision for bad debts as the majority of accounts receivable are from collaborative partners or government agencies and are considered low risk.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at December 31, 2013 was the accounts receivable balance of $116,556 (December 31, 2012 - $1,074,891).

All accounts receivable balances were current as at December 31, 2013 and December 31, 2012.

Significant collaborators and customers risk

We depend on a small number of collaborators and customers for a significant portion of our revenues (see note 3).

Liquidity Risk

Liquidity risk results from the Company’s potential inability to meet its financial liabilities, for example payments to suppliers.  The Company ensures sufficient liquidity through the management of net working capital and cash balances.

The Company’s liquidity risk is primarily attributable to its cash and cash equivalents. The Company limits exposure to liquidity risk on its liquid assets through maintaining its cash and cash equivalent deposits with high-credit quality financial institutions. Due to the nature of these investments, the funds are available on demand to provide optimal financial flexibility.

The Company believes that its current sources of liquidity are sufficient to cover its likely applicable short term cash obligations. The Company’s financial obligations include accounts payable and accrued liabilities which generally fall due within 45 days.

The net liquidity of the Company is considered to be the cash and cash equivalents less accounts payable and accrued liabilities

	December 31, 2013	December 31, 2012
Cash, cash equivalents and short term investments	$68,716,531	$47,024,124
Less: Accounts payable and accrued liabilities	(3,680,462)	(3,795,546)
	$65,036,069	$43,228,578

Foreign currency risk

For the year-ended December 31, 2013, the Company has converted its reporting currency to the US dollar, and the Company’s functional currency remains as the Canadian dollar (note 2). The results of the Company’s operations are subject to currency transaction and translation risk as the Company’s revenues and expenses are denominated in both Canadian and US dollars. The fluctuation of the US dollar in relation to the Canadian dollar will consequently have an impact upon the Company’s income or loss and may also affect the value of the Company’s assets, liabilities, and the amount of shareholders’ equity both as recorded in the Company’s financial statements, in the Canadian functional currency, and as reported, for presentation purposes, in the US dollar.

The Company manages its US dollar exchange rate risk by, whenever possible, using cash received from US dollar revenues and financing to pay US dollar expenses. Prior to the financing in October 2013 (note 5(a)), which was denominated in US dollars, the Company’s policy was to convert all but a working capital level of US dollars into Canadian dollars. Given the Company’s increasing level of US dollar expenses, the Company maintained the funds raised in October 2013 in US dollars in order to achieve a natural foreign exchange hedge.

In November 2012, the Company used a forward exchange contract to convert US$45,000,000 into Canadian dollars. The Company has not entered into any other agreements or purchased any instruments to hedge possible currency risks.  The Company’s exposure to US dollar currency expressed in Canadian dollars was as follows:

(in C$)	December 31, 2013	December 31, 2012
Cash and cash equivalents	$38,900,944	$149,058
Accounts receivable	10,840	1,025,306
Accrued revenue	225,892	2,361,836
Accounts payable and accrued liabilities	(1,889,480)	(2,969,454)
	$37,248,196	$566,746

An analysis of the Company’s sensitivity to foreign currency exchange rate movements is not provided in these financial statements as the Company’s US dollar cash holdings and expected US dollar revenues are sufficient to cover US dollar expenses for the foreseeable future.